Financial Assets and Financial Liabilities - Schedule of Financial Liabilities with Significant Estimation Uncertainty (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Level 1 [Member]
Financial Liabilities
Total financial liabilities	$ 32,098,324
Level 1 [Member] | NanoMab Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	6,732,691
Level 1 [Member] | Diaprost Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	10,169,916
Level 1 [Member] | TRIMT Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	8,423,667
Level 1 [Member] | Pivalate Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	2,159,226
Level 1 [Member] | NeoIndicate Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	1,870,454
Level 1 [Member] | Pharma15 Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	1,134,164
Level 1 [Member] | MD Anderson Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	1,608,206
Level 1 [Member] | Advance Payment Liability [Member]
Financial Liabilities
Total financial liabilities
Level 2 [Member]
Financial Liabilities
Total financial liabilities		$ 32,297,588
Level 2 [Member] | NanoMab Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		8,303,347
Level 2 [Member] | Diaprost Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		9,458,869
Level 2 [Member] | TRIMT Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		8,284,733
Level 2 [Member] | Pivalate Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		1,775,926
Level 2 [Member] | NeoIndicate Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		439,102
Level 2 [Member] | Pharma15 Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		1,347,293
Level 2 [Member] | MD Anderson Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		1,461,324
Level 2 [Member] | Pharma15 Deferred Consideration [Member]
Financial Liabilities
Total financial liabilities		$ 1,226,994